Securities (Tables)	12 Months Ended
Dec. 31, 2020
Securities [Abstract]
Amortized Cost And Fair Value Of Available-For-Sale Securities Portfolio

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2020
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$8,517	$119	$-	$8,636
Mortgage-backed securities - residential	62	3	-	65
Total	$8,579	$122	$-	$8,701

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2019
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$7,986	$32	$1	$8,017
Mortgage-backed securities - residential	126	4	-	130
Collateralized mortgage obligations	27	-	-	27
Total	$8,139	$36	$1	$8,174

Securities Classified By Maturity Date

	December 31, 2020		December 31, 2019
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$5,011	$5,033	$5,001	$5,000
Due from one to five years	3,506	3,603	2,985	3,017
Mortgage-backed securities - residential	62	65	126	130
Collateralized mortgage obligations	-	-	27	27
Total	$8,579	$8,701	$8,139	$8,174

Fair Value Of Securities Pledged

	2020	2019
Pledged as collateral for:
FHLB advances	$1,017	$3,074
Public deposits	3,060	2,015
Mortgage banking derivatives	3,016	1,500
Interest-rate swaps	-	77
Total	$7,093	$6,666

Securities With Unrealized Losses

December 31, 2019	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury (1)	$499	$-	$2,501	$1	$3,000	$1
Total temporarily impaired	$499	$-	$2,501	$1	$3,000	$1

(1)	Unrealized loss is less than $1 resulting in rounding to zero